Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss) before attribution of noncontrolling interests	¥ (951,395)	¥ 756,833
Other comprehensive income (loss), net of tax:
Net unrealized losses on investment securities	(193,709)	(14,505)
Net debt valuation adjustments	45,485	5,965
Net unrealized losses on derivatives qualifying for cash flow hedges	(21,360)	(5,576)
Defined benefit plans	(16,865)	(9,293)
Foreign currency translation adjustments	1,449,622	250,603
Total	1,263,173	227,194
Comprehensive income	311,778	984,027
Net income attributable to noncontrolling interests	62,734	19,222
Other comprehensive income attributable to noncontrolling interests	65,035	19,204
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 184,009	¥ 945,601